Segment Information - (Reconciliation of Segment General and Administration to Consolidated) (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses		$ 36.9	$ 40.6	$ 122.9	$ 123.7	$ 171.8	$ 161.7	$ 133.3
Corporate general and administrative expenses						110.6	100.9	80.0
Purchase accounting and related adjustments	[1]					17.1	61.6	65.3
General and administration		82.4	86.0	259.4	261.6	349.2	387.0	342.7
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses		57.1	63.3	186.9	195.0	265.2	258.1	221.3
General and administration		105.9	121.0	334.9	368.1	490.5	531.1	475.4
Operating segments | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Segment general and administrative expenses		57.1	63.3	186.9	195.0	265.2	258.1	221.3
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Corporate general and administrative expenses		28.4	25.2	87.6	76.2
Corporate | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Corporate general and administrative expenses		28.4	31.1	89.9	94.2	136.1	122.9	97.1
Corporate and Reconciling Items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments		3.8	4.2	9.8	19.4
Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments		38.3	39.2	117.1	120.5	153.7	195.5	194.0
General and administrative expense | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments		2.9	2.8	6.8	15.0	11.6	54.7
General and administrative expense | Corporate and Reconciling Items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Purchase accounting and related adjustments		2.8	3.0	6.7	15.4
General and administrative expense | Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Share-based compensation expense included in general and administrative expense		17.5	23.8	51.3	63.9	77.6	95.4	98.3
Purchase accounting and related adjustments		$ 2.9	$ 2.8	$ 6.8	$ 15.0	$ 11.6	$ 54.7	$ 58.7

[1]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements: